Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2020
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Customers and Other Financing and Non-Financing Accounts Receivable
NOTE 10. CUSTOMERS AND OTHER FINANCING AND
NON-FINANCING
ACCOUNTS RECEIVABLE
As of December 31, 2020 and 2019, accounts receivable and other receivables were as follows:

A.	Customers

	2020	2019
Domestic customers, net	Ps. 35,049,717	Ps. 46,792,824
Export customers, net	33,332,696	42,471,046

Total customers	Ps. 68,382,413	Ps. 89,263,870

Customers and other accounts receivable are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2020 and 2019, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2020	2019
Current	Ps. 34,034,116	Ps. 44,898,986
1 to 30 days	535,938	801,299
31 to 60 days	110,911	302,817
61 to 90 days	19,614	604,025
More than 90 days	1,531,867	1,285,883

Total	36,232,446	47,893,010
Impaired (reserved)	(1,182,729)	(1,100,186)

Total	Ps. 35,049,717	Ps. 46,792,824

	Export customers
	2020	2019
Current	Ps. 30,346,622	Ps. 36,037,725
1 to 30 days	2,925,807	5,895,862
31 to 60 days	73,026	11,120
61 to 90 days	8,063	31,182
More than 90 days	190,541	677,980

Total	33,544,059	42,653,869
Impaired (reserved)	(211,363)	(182,823)

Total	Ps. 33,332,696	Ps. 42,471,046

As of December 31, 2020 and 2019, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2020		2019
Balance at the beginning of the year	Ps.	(1,100,186)	Ps.	(1,409,014)
Impairment accounts receivable		(82,543)		308,828

Balance at the end of the year	Ps.	(1,182,729)	Ps.	(1,100,186)

	Export customers
	2020		2019
Balance at the beginning of the year	Ps.	(182,823)	Ps.	(321,438)
Impairment accounts receivable		(20,353)		111,674
Translation effects		(8,187)		26,941

Balance at the end of the year	Ps.	(211,363)	Ps.	(182,823)

Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2020, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 0.02% for Pemex Fertilizers, 2.42% for Pemex Industrial Transformation, 4.79% for Pemex Corporate, 1.44% for Pemex Logistics, 0.17% for PMI CIM and 0.63% for PMI TRD. As of December 31, 2019, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 1.72% for Pemex Fertilizers, 1.06% for Pemex Industrial Transformation, 1.53% for Corporate, 1.20% for Pemex Logistics, 0.07% for PMI CIM and 0.47% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the income statement for 2020 and 2019 was Ps. (102,896) and Ps. (447,441), respectively.
B. Other financial and
non-financial
accounts receivable

	2020	2019
Financial assets:
Sundry debtors (1)	Ps. 28,076,118	Ps. 27,748,849
Employees and officers	3,539,505	3,667,242

Total financial assets	Ps. 31,615,623	Ps. 31,416,091
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps. 55,187,272	Ps. 26,162,225
Special Tax on Production and Services	32,657,743	31,587,018
Advances to suppliers	—	565,817
Other accounts receivable	1,944,413	1,510,660

Total non-financial assets:	Ps. 89,789,428	Ps. 59,825,720

(1)	Includes Ps. (197,215) and Ps. (37,139) of impairment, as of December 31, 2020 and 2019, respectively.